Unaudited Condensed Consolidated Balance Sheets - USD ($)		Sep. 30, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents		$ 9,948,100	$ 3,129,800
Stable coins			254,400
Digital assets			7,696,700
Accounts receivable		426,400
Prepaid expenses and other assets		4,244,900	489,700
Current content assets, net		2,463,300
Total current assets		17,692,700	11,570,600
Non-current Assets:
Long-term investments		1,500,000	1,770,800
Goodwill		2,889,200
Content assets, net		359,300
Total non-current assets		4,748,500	1,770,800
Total assets		22,441,200	13,341,400
Current liabilities:
Accounts payable		141,800
Contract liabilities		1,761,400
Income taxes payable		2,300	1,100
Other current liabilities and accrued expenses		4,731,900	185,400
Subscription advanced from the stockholders			2,755,100
Total liabilities		6,637,400	2,941,600
Commitments and contingencies (Note 13)
Shareholders’ Equity:
Preferred stock, $0.001 par value, 10,000,000 and 2,000,000 shares authorized, no shares issued and outstanding as of September 30, 2024 and December 31, 2023
Paid-in capital		40,260,600	27,822,200
Accumulated deficit		(24,497,300)	(17,454,200)
Total shareholders’ equity		15,803,800	10,399,800
Total liabilities and shareholders’ equity		22,441,200	13,341,400
Related Party
Current Assets:
Loans receivable-a related party		610,000
Class A Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value	[1]	40,500	31,800
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value	[1]

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares (Note 1).